Balance Sheet (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 4,458
Prepaid expense		100,000
Total current assets		104,458
Total assets		104,458
Current liabilities:
Accrued liabilities		466,801
Accrued interest		2,372,072
Convertible notes		1,956,922
Total current liabilities		8,351,979
Total liabilities		8,351,979
Commitments and contingencies		(0)
Stockholders’ Equity:
Preferred Stock value		413
Common stock, $0.0001 par value, 20,000,000 shares authorized, 972,614 shares issued and outstanding as of September 30, 2021 and December 31, 2020		121,149
Additional paid in capital		8,386,593
Accumulated deficit		(16,755,676)
Total stockholders’ equity		(8,247,521)
Total liabilities and equity		104,458
Stage It Corp [Member]
Current assets:
Cash and cash equivalents	$ 69,342	281,003	$ 88,457
Prepaid expense	1,854		1,288
Other assets		127,874	118,795
Total current assets	71,196	408,877	208,540
Fixed assets -net	60,303	62,912
Total assets	131,499	471,789	208,540
Current liabilities:
Accounts payable	599,817	427,087	223,795
Accrued liabilities	2,313,671	1,785,861	699,914
Accrued interest	840,197	650,654	502,916
Accrued interest -related party	893,632	767,715	617,891
Notes payable	879,922	179,000
Convertible notes -related party	547,500	547,500	547,500
Convertible notes	315,000	315,000	315,000
Derivative liability	2,670,163	2,404,981
Total current liabilities	9,059,902	7,077,798	5,185,041
Total liabilities	9,059,902	7,077,798	5,185,041
Commitments and contingencies
Stockholders’ Equity:
Common stock, $0.0001 par value, 20,000,000 shares authorized, 972,614 shares issued and outstanding as of September 30, 2021 and December 31, 2020	97	97	97
Additional paid in capital	4,454,592	3,963,327	3,963,327
Accumulated deficit	(13,383,161)	(10,569,502)	(8,939,994)
Total stockholders’ equity	(8,928,404)	(6,606,009)	(4,976,502)
Total liabilities and equity	131,499	471,789	208,540
Stage It Corp [Member] | Preferred Stock A [Member]
Stockholders’ Equity:
Preferred Stock value	4	4	4
Stage It Corp [Member] | Preferred Stock A 1 [Member]
Stockholders’ Equity:
Preferred Stock value	25	25	25
Stage It Corp [Member] | Preferred Stock A 2 [Member]
Stockholders’ Equity:
Preferred Stock value	20	20	20
Stage It Corp [Member] | Preferred Stock A 3 [Member]
Stockholders’ Equity:
Preferred Stock value	$ 20	$ 20	$ 20